Debt	6 Months Ended
Jun. 30, 2022
Borrowings [abstract]
Debt
15. DEBT
This note provides information about the contractual terms of the Group’s interest-bearing loans and borrowings, which are measured at amortized cost.

				DECEMBER 31, 2021			JUNE 30, 2022
	CURRENCY	NOMINAL INTEREST RATE	YEAR OF MATURITY	FACE VALUE	CARRYING AMOUNT	FAIR VALUE	FACE VALUE	CARRYING AMOUNT	FAIR VALUE
Unsecured Loan	USD	2.00%	2024	$18,000	$14,242	$14,557	18,000	14,861	14,326
2022 Convertible Notes	USD	6.00%	2027	—	—	—	56,500	54,172	39,744
2021 Senior Secured Loans	USD	8.00%	2024	300,000	286,815	283,893	300,000	289,703	277,484
Equipment Financing Loans	EUR	1.70-2.60%	2022-2023	263	263	263	129	129	129

Balance at December 31, 2020	286,972
Less: Debt due within one year	(147,238)

$139,734
Changes from financing cash flows
Proceeds from borrowings, net of issuance costs
2020 Senior Secured Loan	$34,125
Incremental term loan	39,000
2021 Senior Secured Loan	288,513
Equipment Financing Loans	192
Repayments of borrowings
2020 Senior Secured Loan	(100,000)
Incremental term loan	(40,000)
Equipment Financing Loans	(552)

Total changes from financing cash flows	221,278
Other changes
Reclassification of Unsecured Loan amounts to grant liability in accordance with IAS 20	(3,758)
Warrants
2021 Senior Secured Loan	(5,136)
Conversion to equity
Convertible Notes	(61,980)
2021 Convertible Notes	(125,652)
Loss on extinguishment of debt
2020 Senior Secured Loan	3,170
Incremental term loan	1,000
Change in fair value
2021 Convertible Notes	(52,267)
Amortization of debt issuance costs
2020 Senior Secured Loan	366
Convertible Notes	2,866
2021 Convertible Notes	31,075
2021 Senior Secured Loan	3,438
Foreign exchange impact
Equipment Financing Loans	(52)

Total other changes	(206,930)
Balance at December 31, 2021	301,320
Less: Debt due within one year	(191)

$301,129

Changes from financing cash flows
Proceeds from borrowings, net of issuance costs
2022 Convertible Notes	$54,010
Repayments of borrowings
Equipment Financing Loans	(119)

Total changes from financing cash flows	53,891
Other changes
Amortization of debt issuance costs
Gates Loan	619
2021 Convertible Notes	2,888
2022 Convertible Notes	162
Foreign exchange impact
Equipment Financing Loans	(15)

Total other changes	3,654
Balance at June 30, 2022	358,865
Less: Debt due within one year	(118)

$358,747